Lease Commitments (Details Narrative) (10-K) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) ft²	Aug. 31, 2019 USD ($)
Security deposits	$ 350
Letter of credit		$ 350
Finance lease cost	302
Accumulated depreciation of finance lease	$ 84
Hershey, Pennsylvania [Member]
Area of land | ft²	5,800
Bundoora, Australia [Member]
Area of land | ft²	1,959